Revenues (Tables)	12 Months Ended
Dec. 31, 2012
Revenues Tables [Abstract]
Revenues

Revenues are comprised of the following:
	Year Ended
	December 31,
	2010	2011	2012
Time charter revenue	$157,663	$167,759	$179,653
Ballast bonus	0	2,382	6,397
Other income	2,035	1,895	1,507
Total	$159,698	$172,036	$187,557